Revenue information - Schedule of contract liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related party balances and transactions
Contract liabilities, current and non-current	$ 3,957	$ 7,458
Nonrelated Party
Related party balances and transactions
Contract liabilities, current	125	123
Related Party
Related party balances and transactions
Contract liabilities, current	3,830	7,325
Contract liabilities, non-current	$ 2	$ 10